Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Statement of compliance

Statement of compliance

The consolidated financial statements of the Partnership have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (the "IASB").

Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

The principal accounting policies are set out below.

The consolidated financial statements are expressed in U.S. dollars ("USD"), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership's most significant assets and liabilities are paid for and settled in USD.

In considering going concern, management has reviewed the Partnership's future cash requirements, covenant compliance and earnings projections. Management anticipates that the Partnership's primary sources of funds will be available cash, cash from operations, borrowings under new loan agreements and equity financings. Management believes that these sources of funds will be sufficient for the Partnership to meet its liquidity needs and comply with its banking covenants for at least twelve months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis, although there can be no assurance that the Partnership will be able to obtain future debt and equity financing on terms acceptable to the Partnership.

On February 8, 2018, the Partnership's board of directors authorized the consolidated financial statements for issuance and filing.

Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include the accounts of the Partnership and its subsidiaries assuming that they are consolidated from the date of their incorporation by GasLog, as they were under the common control of GasLog. All intra-group transactions and balances are eliminated on consolidation.

Accounting for revenues and related operating expenses

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

Revenues comprise revenues from time charters for the charter hire of the Partnership's vessels earned during the period in accordance with existing contracts.

A time charter represents a contract entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel's delivery to the charterer, except for any off-hire period, when a charter agreement exists, the vessel is made available and services are provided to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes cash received prior to the reporting date relating to services to be rendered after the reporting date. Accrued revenue represents income recognized in advance as a result of the straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.

Time charter hires are received monthly in advance and are classified as liabilities until such time as the criteria for recognizing the revenue as earned are met.

Under a time charter arrangement the vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses, as well as broker's commissions, are paid by the vessel owner, whereas the majority of voyage expenses such as bunkers, port expenses, agents' fees and extra war risk insurance are paid by the charterer.

Vessel operating costs and voyage expenses and commissions are expensed as incurred, with the exception of commissions, which are recognized on a pro-rata basis over the duration of the period of the time charter.

Financial income and costs	Financial income and costs Interest income, interest expense, other borrowing costs and realized loss on interest rate swaps are recognized on an accrual basis.
Foreign currencies

Foreign currencies

Transactions in currencies other than USD are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into USD at the rates prevailing at that date. All resulting exchange differences are recognized in the consolidated statement of profit or loss in the period in which they arise.

Deferred financing costs

Deferred financing costs

Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra to debt while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are classified contra debt on the drawdown dates.

Deferred financing costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Vessels

Vessels

Vessels are stated at cost less accumulated depreciation and any accumulated impairment loss. The initial cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition.

The cost of a LNG vessel is split into two components, a "vessel component" and a "dry-docking component". Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the vessels. Residual values are based on management's estimation of the amount that the Partnership would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life.

The LNG vessels are required to undergo a dry-docking overhaul every five years that cannot be performed while the vessels are operating to restore their service potential and to meet their classification requirements. The dry-docking component is estimated at the time of a vessel's delivery from the shipyard or acquisition from the previous owner and is measured based on the estimated cost of the first dry-docking, subsequent to its acquisition, based on the Partnership's historical experience with similar types of vessels. For subsequent dry-dockings, actual costs are capitalized when incurred. The dry-docking component is depreciated over the period of five years in the case of new vessels, and until the next dry-docking for secondhand vessels (which is performed within five years from the vessel's last dry-docking).

Costs that will be capitalized as part of the future dry-dockings will include a variety of costs incurred directly attributable to the dry-dock, and costs incurred to meet classification and regulatory requirements, as well as expenses related to the dock preparation and port expenses at the dry-dock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. Dry-docking costs do not include vessel operating expenses such as replacement parts, crew expenses, provisions, lubricants consumption, insurance, management fees or management costs during the dry-docking period. Expenses related to regular maintenance and repairs of the vessels are expensed as incurred, even if such maintenance and repair occurs during the same time period as the dry-docking.

The expected useful lives are as follows:

Vessel
LNG vessel component	35 years
Dry-docking component	5 years

Management estimates the useful life of its vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

The useful lives and the depreciation method are reviewed annually to ensure that the method and period of depreciation are consistent with the expected pattern of economic benefits from Partnership's vessels. The residual value is also reviewed at each financial period end. If expectations differ from previous estimates, the changes are accounted for prospectively in profit or loss in the period of the change and future periods.

Ordinary maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

When vessels are sold, they are derecognized and any gain or loss resulting from their disposals is included in profit or loss.

Impairment of vessels

Impairment of vessels

All vessels are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of a vessel exceeds its recoverable amount, an impairment loss is recognized in the consolidated statement of profit or loss. The recoverable amount is the higher of a vessel's fair value less cost of disposal and "value in use". The fair value less cost of disposal is the amount obtainable from the sale of a vessel in an arm's length transaction less the costs of disposal, while "value in use" is the present value of estimated future cash flows expected to arise from the continuing use of a vessel and from its disposal at the end of its useful life. Recoverable amounts are estimated for individual vessels. Each vessel is considered to be a single cash-generating unit. The fair value less cost of disposal of the vessels is estimated from market-based evidence by appraisal that is normally undertaken by professionally qualified brokers.

Provisions

Provisions

Provisions are recognized when the Partnership has a present obligation (legal or constructive) as a result of a past event, it is probable that the Partnership will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Inventories	Inventories Inventories represent lubricants on board the vessel and are stated at the lower of cost calculated on a first-in, first-out basis, and net realizable value.
Financial Instruments

Financial instruments

Financial assets and liabilities are recognized when the Partnership has become a party to the contractual provisions of the instrument. All financial instruments are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Cash and cash equivalents

Cash represents cash on hand and deposits with banks which are repayable on demand. Cash equivalents represent short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

Short-term investments

Short-term investments represent short-term, highly liquid time deposits placed with financial institutions which are readily convertible into known amounts of cash with original maturities of more than three months but less than 12 months at the time of purchase that are subject to an insignificant risk of change in value.

Trade receivables

Trade receivables are carried at the amount expected to be received from the third party to settle the obligation. Bad debts are written off during the year in which they are identified. An estimate is made for doubtful receivables based on a review of all outstanding amounts at each reporting date.

Borrowings

Borrowings are measured at amortized cost, using the effective interest method. Any difference between the proceeds (net of transaction costs) and the settlement of the borrowings is recognized in the statement of profit or loss over the term of the borrowings.

Derivative financial instruments

Derivative financial instruments, such as interest rate swaps, are used to economically hedge the Partnership's exposure to interest rate risks. Derivative financial instruments are initially recognized at fair value and are subsequently remeasured to their fair value at each reporting date. The resulting changes in fair value are recognized in profit or loss immediately, unless the derivative is designated and effective as a hedging instrument, in which case the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Derivatives are presented as assets when their valuation is favorable to the Partnership and as liabilities when unfavorable to the Partnership.

Criteria for classifying a derivative instrument in a hedging relationship include: (1) the hedging instrument is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; (2) the effectiveness of the hedge can be reliably measured; (3) there is adequate documentation of the hedging relationships at the inception of the hedge; and (4) for cash flow hedges, the forecasted transaction that is the hedged item in the hedging relationship must be considered highly probable.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to the consolidated statement of profit or loss in the periods when the hedged item affects the consolidated statement of profit or loss. Hedge accounting is discontinued when the Partnership terminates the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting.

Any gain or loss accumulated in equity at that time remains in equity and is recognized in the consolidated statement of profit or loss when the hedged item affects the consolidated statement of profit or loss. When a forecast transaction designated as the hedged item in a cash flow hedge is no longer expected to occur, the gain or loss accumulated in equity is recycled immediately to the consolidated statement of profit or loss.

Segment information

Segment information

Each vessel-owning company owns one LNG carrier which is operated under a long-term time charter with similar operating and economic characteristics. Consequently, the information provided to the Chief Executive Officer (the Partnership's chief operating decision maker) to review the Partnership's operating results and allocate resources is on a consolidated basis for a single reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Share-based compensation

Share-based compensation

Share-based compensation to executives and others providing similar services are measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 18.

The fair value determined at the grant date of the equity-settled share-based compensation is expensed on a straight-line basis over the vesting period, based on the Partnership's estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Partnership revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

Critical accounting judgments and key sources of estimation uncertainty

Critical accounting judgments and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses recognized in the consolidated financial statements. The Partnership's management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods which management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Critical accounting judgments:

In the process of applying the Partnership's accounting policies, management has made the following judgments, apart from those involving estimations, that had the most significant effect on the amounts recognized in the consolidated financial statements.

Classification of the Partnership interests:    The interests in the Partnership comprise common units, preference units, a general partner interest and incentive distribution rights. Under the terms of the Partnership Agreement, the Partnership is required to distribute 100% of available cash (as defined in the Partnership Agreement) with respect to each quarter within 45 days of the end of the quarter to the partners. Available cash can be summarized as cash and cash equivalents less an amount equal to cash reserves established by the board of directors to (i) provide for the proper conduct of the business of the Partnership group (including reserves for future capital expenditures and for anticipated future credit needs of the Partnership group) subsequent to such quarter, (ii) comply with applicable law or any loan agreement, security agreement, mortgage, debt instrument or other agreement or obligation to which any Partnership group member is a party or by which it is bound or its assets are subject and/or (iii) provide funds for certain distributions relating to future periods.

In reaching a judgment as to whether the interests in the Partnership should be classified as liabilities or equity interests, the Partnership has considered the wide discretion of the board of directors to determine whether any portion of the amount of cash available to the Partnership constitutes available cash and that it is possible that there could be no available cash. In the event that there is no available cash, as determined by the board of directors, the Partnership does not have a contractual obligation to make a distribution. Accordingly, management has concluded that the Partnership interests do not represent a contractual obligation on the Partnership to deliver cash and therefore should be classified as equity within the financial statements.

Key sources of estimation uncertainty are as follows:

Vessel lives and residual value:    Vessels are stated at cost, less accumulated depreciation. The estimates and assumptions that have the most significant effect on the vessel carrying amount relate to the estimation of the useful life of an LNG vessel of 35 years and the residual value. An increase in the estimated useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge, and an increase in the estimated useful life of a vessel would also extend annual depreciation charge into later periods. A decrease in the useful life of a vessel or its residual value would have the effect of increasing the annual depreciation charge.

Management estimates residual value of its vessels to be equal to the product of its lightweight tonnage ("LWT") and an estimated scrap rate per LWT. Effective December 31, 2017, following management's annual reassessment, the estimated scrap rate per LWT was decreased. This change in estimate is expected to increase the future annual depreciation by $460. The estimated residual value of the vessels may not represent the fair market value at any time partly because market prices of scrap values tend to fluctuate. The Partnership might revise the estimate of the residual values of the vessels in the future in response to changing market conditions.

If regulations place significant limitations on the ability of a vessel to trade on a worldwide basis, the vessel's useful life will be adjusted to end at the date such regulations become effective.

Impairment of vessels:    The Partnership evaluates the carrying amounts of its vessels to determine whether there is any indication that those vessels have suffered an impairment loss by considering both internal and external sources of information. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss, if any.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires management to make various estimates including future freight rates, earnings from the vessels and discount rates. All of these items have been historically volatile. In assessing the fair value less cost to sell of the vessel, the Partnership obtains vessel valuations from independent and internationally recognized ship brokers on a semi-annual basis or when there is an indication that an asset or assets may be impaired. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less cost to sell and the value in use.

The Partnership's estimates of recoverable value assume that the vessels are all in seaworthy condition without need for repair and certified in class without notations of any kind. The Partnership's estimates are based on approximate charter free market values for the vessels that have been received from shipbrokers which are also commonly used and accepted by the Partnership's lenders for determining compliance with the relevant covenants in the Partnership's credit facilities. Vessel values can be highly volatile, so the estimates may not be indicative of the future market value of the Partnership's vessels or prices that could be achieved if it were to sell them.

As of December 31, 2017, the carrying amounts of the steam propulsion ("Steam") vessels the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally were higher than the charter free market values estimated by shipbrokers and the Partnership concluded that events and circumstances triggered the existence of potential impairment of these vessels. As a result, the Partnership performed the impairment assessment of these vessels by comparing the discounted projected net operating cash flows for these vessels to their carrying values. The Partnership's strategy is to charter its vessels on multi-year contracts, providing the Partnership with contracted stable cash flows. The assumptions which the Partnership has used in its discounted projected net operating cash flow analysis included, among others, operating revenues, utilization, dry-docking costs, operating expenses (including management fees), residual values and the discount factor.

Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel, as well as the estimated average time charter rates for the remaining life of the vessel after the completion of its current contract. The revenue assumptions exclude days of scheduled off-hire and assume a utilization rate of 99.5% based on the fleet's historical performance and internal forecasts. The estimated daily time charter rates used for non-contracted revenue days after the completion of the current time charter are based on a combination of (i) recent charter market rates, (ii) conditions existing in the LNG market as of December 31, 2017, (iii) historical average time charter rates, based on publications by independent third party maritime research services ("maritime research publications"), and (iv) estimated future time charter rates, also based on maritime research publications that provide such forecasts. More specifically, for the non-contracted period starting upon the expiration of the firm charter period of each vessel and up to December 31, 2022, the Partnership used the most recent charter market rate for a 5-year time charter agreement based on available data from maritime research publications, which is $52 per day for the Steam vessels.

For the remaining period from January 1, 2023 through the end of each vessel's useful life, the estimated average time charter rate was based on analysis of future supply and demand for LNG, analysis of future LNG shipping supply and demand balances, internally estimated and market-derived costs of building and financing newbuild LNG vessels, the technical characteristics of each vessel and 5-year historical average 5-year time charter rates based on maritime research publications.

Recognizing that the LNG industry is cyclical and subject to significant volatility based on factors beyond the Partnership's control, management believes the use of revenue estimates discussed above to be reasonable as of the reporting date. The Partnership does not take into account any growth rate assumptions or inflation factors for determining forecasted time charter rates beyond the contracted charter rate period through the end of a vessel's useful life. In assessing the factors mentioned above for the purposes of determining estimated revenues, the Partnership has placed particular reliance on available third party maritime research publications and analysis of LNG shipping supply and demand data.

In addition, the Partnership used an annual operating expenses escalation factor equal to 1% based on its historical data and performance, as well as its expectations of future inflation and operating and dry-docking costs. Estimates for the remaining useful lives of the current fleet and residual and scrap values are the same as those used for the Partnership's depreciation policy.

In the Partnership's impairment assessment, the weighted average cost of capital ("WACC") used to discount future estimated cash flows to their present values was approximately 8% as of December 31, 2017. This was based on the calculated cost of equity and cost of debt components. All estimates used and assumptions made were in accordance with the Partnership's internal budgets and historical experience of the shipping industry.

The value in use for the five vessels calculated as per above was higher than the carrying amount of these vessels and, consequently, no impairment loss was recognized.

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a)Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Partnership were effective in the current period:

In February 2016, the IASB issued amendments to IAS 7 Statement of Cash Flows introducing an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. The amendments are part of the IASB's Disclosure Initiative, which continues to explore how financial statement disclosure can be improved. Entities will be required to disclose changes arising from cash flows, such as drawdowns and repayments of borrowings and also non-cash changes, such as acquisitions, disposals and unrealised exchange differences. Even though a specific format is not mandated, where a reconciliation is used the disclosure should provide sufficient information to link items included in the reconciliation to the statement of financial position and statement of cash flows. The amendments, which were effective for annual periods beginning on or after January 1, 2017, had a disclosure impact on the Partnership's financial statements; refer to Note 16.

(b)Standards and amendments in issue not yet adopted

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Partnership were in issue but not yet effective:

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which applies to all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 specifies how and when an IFRS reporter will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard supersedes IAS 18 Revenue, IAS 11 Construction Contracts and a number of revenue-related interpretations. The standard was amended in September 2015 to delay the effective date to annual periods beginning on or after January 1, 2018 but early adoption is permitted. In addition, the standard was further amended in April 2016 to clarify the guidance on identifying performance obligations, accounting for licences of intellectual property and the principal versus agent assessment (gross versus net revenue presentation), as well as to give new and amended illustrative examples and practical expedients. The Partnership will adopt the standard as of January 1, 2018 and is expecting that the adoption will not have a material effect on its financial statements, other than additional disclosure requirements in the notes to the financial statements, since the Partnership has chartered its vessels under time charter and bareboat charter agreements, and in this respect revenue is accounted under the leases standard.

In July 2014, the IASB issued the complete version of IFRS 9 Financial Instruments. IFRS 9 specifies how an entity should classify and measure financial assets and financial liabilities. The new standard requires all financial assets to be subsequently measured at amortized cost or fair value depending on the business model of the legal entity in relation to the management of the financial assets and the contractual cash flows of the financial assets. The standard also requires a financial liability to be classified as either at fair value through profit or loss or at amortized cost. In addition, a new hedge accounting model was introduced, that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures. The standard is effective for accounting periods beginning on or after January 1, 2018 but early adoption is permitted. Management anticipates that the implementation of this standard will not have a material impact on the Partnership's financial statements.

In January 2016, the IASB issued IFRS 16 Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer ("lessee") and the supplier ("lessor"). IFRS 16 eliminates the classification of leases by lessees as either operating leases or finance leases and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognise: (a) assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value; and (b) depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. Lessors continue to classify their leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 supersedes the previous leases Standard, IAS 17 Leases, and related Interpretations. The standard is effective from January 1, 2019, with early adoption permitted only with concurrent adoption of IFRS 15 Revenue from Contracts with Customers. Management anticipates that the implementation of this standard will not have a material impact on the Partnership's financial statements, since the changes for lessors are fairly minor.

The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material on the Partnership's financial statements.